Deferred income tax (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Not recognized as deferred tax assets	$ 35	$ 27	$ 15
Uruguay
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	25.00%
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	30.00%	25.00%
Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	27.50%
Armenia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	20.00%
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	34.00%
Ecuador
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	22.00%
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	22.00%